Share Based Payment - Schedule of Share Option and RSUs Activity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Options [Member]
Options
Amount		89,408	905,036	1,473,748
Options [Member] | March 19, 2025 [Member]
Options
Amount		5,004
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 4
Volatility
Risk-free interest rate
Contractual term (in years)		7 years
Options [Member] | August 7, 2025 [Member]
Options
Amount		49,321
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 45
Volatility
Risk-free interest rate
Contractual term (in years)		3 years
Options [Member] | November 25, 2025 [Member]
Options
Amount		35,083
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 50
Volatility
Risk-free interest rate
Contractual term (in years)		3 years
Options [Member] | January 1, 2024 [Member]
Options
Amount			100,000
Fair value at the date of grant (in Dollars) | $			$ 63
Risk-free interest rate			3.59%
Options [Member] | January 1, 2024 [Member] | Bottom of Range [Member]
Options
Exercise price (in Dollars per share)	[1]		$ 0
Volatility			0.00%
Contractual term (in years)			3 years
Options [Member] | January 1, 2024 [Member] | Top of Range [Member]
Options
Exercise price (in Dollars per share)	[1]		$ 0.49
Volatility			80.00%
Contractual term (in years)			7 years
Options [Member] | March 13, 2022 [Member]
Options
Amount			45,012
Fair value at the date of grant (in Dollars) | $			$ 59
Risk-free interest rate			3.89%
Options [Member] | March 13, 2022 [Member] | Bottom of Range [Member]
Options
Exercise price (in Dollars per share)	[1]		$ 0
Volatility			0.00%
Contractual term (in years)			2 years
Options [Member] | March 13, 2022 [Member] | Top of Range [Member]
Options
Exercise price (in Dollars per share)	[1]		$ 1.24
Volatility			86.21%
Contractual term (in years)			7 years
Options [Member] | July 16, 2024 [Member]
Options
Amount			100,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 287
Volatility
Risk-free interest rate
Contractual term (in years)			5 years
Options [Member] | September 25, 2024 [Member]
Options
Amount			660,024
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 783
Volatility
Risk-free interest rate
Options [Member] | September 25, 2024 [Member] | Bottom of Range [Member]
Options
Contractual term (in years)			3 years
Options [Member] | September 25, 2024 [Member] | Top of Range [Member]
Options
Contractual term (in years)			7 years
Options [Member] | December 21, 2022 [Member]
Options
Amount				100,000
Exercise price (in Dollars per share)	[1]			$ 0.23
Fair value at the date of grant (in Dollars) | $				$ 10
Volatility				79.84%
Risk-free interest rate				4.14%
Contractual term (in years)				2 years
Options [Member] | May 30, 2022 [Member]
Options
Amount				30,000
Exercise price (in Dollars per share)	[1]			$ 0.24
Fair value at the date of grant (in Dollars) | $				$ 3
Volatility				89.91%
Risk-free interest rate				3.94%
Contractual term (in years)				10 years
Options [Member] | November 28, 2022 [Member]
Options
Amount				1,343,748
Fair value at the date of grant (in Dollars) | $				$ 414
Volatility				91.46%
Risk-free interest rate				4.17%
Contractual term (in years)				7 years
Options [Member] | November 28, 2022 [Member] | Bottom of Range [Member]
Options
Exercise price (in Dollars per share)	[1]			$ 0
Options [Member] | November 28, 2022 [Member] | Top of Range [Member]
Options
Exercise price (in Dollars per share)	[1]			$ 0.49
RSUs [Member]
Options
Amount		2,853,336	2,397,248	1,675,572
RSUs [Member] | March 19, 2025 [Member]
Options
Amount		286,116
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 238
Volatility
Risk-free interest rate
RSUs [Member] | August 7, 2025 [Member]
Options
Amount		305,052
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 458
Volatility
Risk-free interest rate
RSUs [Member] | November 25, 2025 [Member]
Options
Amount		456,084
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 528
Volatility
Risk-free interest rate
RSUs [Member] | May 28, 2025 [Member]
Options
Amount		311,052
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 259
Volatility
Risk-free interest rate
RSUs [Member] | June 19, 2025 [Member]
Options
Amount	[2]	700,008
Exercise price (in Dollars per share)	[1],[2]
Fair value at the date of grant (in Dollars) | $	[2]	$ 796
Volatility	[2]
Risk-free interest rate	[2]
RSUs [Member] | June 19, 2025 [Member]
Options
Amount	[3]	399,996
Fair value at the date of grant (in Dollars) | $	[3]	$ 601
RSUs [Member] | December 23, 2025 [Member]
Options
Amount		395,028
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 299
Volatility
Risk-free interest rate
RSUs [Member] | January 1, 2024 [Member]
Options
Amount			50,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 39
Volatility
Risk-free interest rate
RSUs [Member] | July 16, 2024 [Member]
Options
Amount			55,020
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 158
Volatility
Risk-free interest rate
RSUs [Member] | September 25, 2024 [Member]
Options
Amount			1,750,152
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 2,078
Volatility
Risk-free interest rate
RSUs [Member] | March 13, 2024 [Member]
Options
Amount			190,044
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 347
Volatility
Risk-free interest rate
RSUs [Member] | September 9, 2024 [Member]
Options
Amount			199,992
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 210
Volatility
Risk-free interest rate
RSUs [Member] | November 24, 2024 [Member]
Options
Amount			152,040
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 226
Volatility
Risk-free interest rate
RSUs [Member] | July 19, 2023 [Member]
Options
Amount				100,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $				$ 26
Volatility
Risk-free interest rate
RSUs [Member] | September 13, 2023 [Member]
Options
Amount				650,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $				$ 209
Volatility
Risk-free interest rate
RSUs [Member] | November 27, 2023 [Member]
Options
Amount				925,572
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $				$ 494
Volatility
Risk-free interest rate

[1]	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2025.
[2]	Granted to directors and key management personnel.
[3]	Granted to the CEO and approved by the Company’s shareholders on August 7,2025.